LICENSES (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other intangible assets
Amortization expense	598	544	662
Licenses
Other intangible assets
Licenses, at cost	10,724	6,396
Accumulated amortization	(5,226)	(3,194)
Licenses, net	5,498	3,202
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	970
2016	973
2017	970
2018	970
2019	849
Thereafter	766
Total	5,498
Armenia | Licenses
Other intangible assets
Licenses, at cost	8,782	5,982
Russia | Licenses
Other intangible assets
Licenses, at cost	1,825	291
Weighted-average period in for the next renewal of licenses	4 years
Ukraine | Licenses
Other intangible assets
Licenses, at cost	117	123
Turkmenistan | Licenses
Other intangible assets
Term of license	3 years